UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-02796)

Exact name of registrant as specified in charter:	Putnam High Yield Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq. Ropes & Gray LLP 800 Boylston Street Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	August 31, 2012

Date of reporting period:	November 30, 2012

Item 1. Schedule of Investments:

Putnam High Yield Trust

The fund's portfolio
11/30/12 (Unaudited)

CORPORATE BONDS AND NOTES (82.8%)(a)
			Principal amount	Value

Advertising and marketing services (0.5%)

Affinion Group, Inc. company guaranty sr. unsec. notes 7 7/8s, 2018			$2,995,000	$2,396,000

Affinion Group, Inc. company guaranty sr. unsec. sub. notes 11 1/2s, 2015			1,977,000	1,601,370

Griffey Intermediate, Inc. / Griffey Finance Sub LLC 144A sr. notes 7s, 2020			1,680,000	1,692,600

Lamar Media Corp. company guaranty sr. sub. notes 7 7/8s, 2018			900,000	993,375

Lamar Media Corp. company guaranty sr. sub. notes 5 7/8s, 2022			1,465,000	1,558,393

				8,241,738
Automotive (1.4%)

Chrysler Group, LLC/CG Co-Issuer, Inc. company guaranty notes 8 1/4s, 2021			3,330,000	3,667,163

Ford Motor Credit Co., LLC sr. unsec. unsub. notes 5 7/8s, 2021			5,505,000	6,315,433

Ford Motor Credit Co., LLC sr. unsec. unsub. notes 5 3/4s, 2021			875,000	993,913

General Motors Escrow notes 8 1/4s, 2023			2,555,000	38,325

Motors Liquidation Co. Escrow notes 8 3/8s, 2033			2,390,000	35,850

Navistar International Corp. sr. notes 8 1/4s, 2021			4,034,000	3,832,300

Schaeffler Finance BV sr. sec. notes Ser. REGS, 8 3/4s, 2019 (Germany)		EUR	460,000	652,736

Schaeffler Finance BV 144A company guaranty sr. notes 8 1/2s, 2019 (Germany)			$3,110,000	3,452,100

Schaeffler Finance BV 144A company guaranty sr. notes 7 3/4s, 2017 (Germany)			945,000	1,034,774

TRW Automotive, Inc. 144A company guaranty sr. notes 7 1/4s, 2017			1,055,000	1,197,424

				21,220,018
Basic materials (6.5%)

Ainsworth Lumber Co., Ltd. 144A sr. notes 7 1/2s, 2017 (Canada)			950,000	959,500

Ardagh Glass Finance PLC sr. unsub. notes Ser. REGS, 9 1/4s, 2016 (Ireland)		EUR	455,000	639,771

Ashland, Inc. 144A sr. unsec. notes 4 3/4s, 2022			$625,000	642,188

Atkore International, Inc. company guaranty sr. notes 9 7/8s, 2018			4,935,000	5,027,530

Boise Cascade LLC / Boise Cascade Finance Corp. 144A sr. unsec. notes 6 3/8s, 2020 (United Kingdom)			420,000	426,300

Celanese US Holdings, LLC company guaranty sr. unsec. unsub. notes 4 5/8s, 2022 (Germany)			1,510,000	1,555,300

Celanese US Holdings, LLC sr. notes 5 7/8s, 2021 (Germany)			3,018,000	3,372,615

Cemex Finance, LLC 144A company guaranty sr. bonds 9 1/2s, 2016			1,975,000	2,123,125

Cemex Finance, LLC 144A company guaranty sr. notes 9 3/8s, 2022			1,045,000	1,125,988

Compass Minerals International, Inc. company guaranty sr. unsec. notes 8s, 2019			2,532,000	2,721,900

Edgen Murray Corp. 144A company guaranty sr. notes 8 3/4s, 2020			1,425,000	1,425,000

Ferro Corp. sr. unsec. notes 7 7/8s, 2018			3,625,000	3,271,563

FMG Resources August 2006 Pty, Ltd. 144A company guaranty sr. unsec. notes 6 3/8s, 2016 (Australia)			1,210,000	1,219,075

FMG Resources August 2006 Pty, Ltd. 144A sr. notes 8 1/4s, 2019 (Australia)			1,635,000	1,671,788

FMG Resources August 2006 Pty, Ltd. 144A sr. notes 7s, 2015 (Australia)			15,000	15,263

FMG Resources August 2006 Pty, Ltd. 144A sr. notes 6 7/8s, 2018 (Australia)			2,677,000	2,634,435

FMG Resources August 2006 Pty, Ltd. 144A sr. unsec. notes 6 7/8s, 2022 (Australia)			1,515,000	1,465,763

Hexion U.S. Finance Corp./Hexion Nova Scotia Finance, ULC company guaranty sr. notes 8 7/8s, 2018			2,050,000	2,070,500

Hexion U.S. Finance Corp./Hexion Nova Scotia Finance, ULC company guaranty sr. notes 6 5/8s, 2020			120,000	119,700

Hexion U.S. Finance Corp./Hexion Nova Scotia Finance, ULC company guaranty sr. notes FRN 4.81s, 2014			1,003,000	922,760

Huntsman International, LLC company guaranty sr. unsec. sub. notes 8 5/8s, 2021			1,903,000	2,155,147

Huntsman International, LLC company guaranty sr. unsec. sub. notes 8 5/8s, 2020			2,465,000	2,760,800

Huntsman International, LLC 144A company guaranty sr. unsec. unsub. notes 4 7/8s, 2020			1,515,000	1,499,850

IAMGOLD Corp. 144A company guaranty sr. unsec. notes 6 3/4s, 2020 (Canada)			2,755,000	2,699,900

INEOS Finance PLC 144A company guaranty sr. notes 8 3/8s, 2019 (United Kingdom)			1,380,000	1,471,425

INEOS Finance PLC 144A company guaranty sr. notes 7 1/2s, 2020 (United Kingdom)			615,000	634,988

INEOS Group Holdings, Ltd. company guaranty sr. unsec. notes Ser. REGS, 7 7/8s, 2016 (Luxembourg)		EUR	2,300,000	2,898,297

JM Huber Corp. 144A sr. unsec. notes 9 7/8s, 2019			$2,950,000	3,296,625

Louisiana-Pacific Corp. company guaranty sr. unsec. unsub. notes 7 1/2s, 2020			1,310,000	1,460,650

LyondellBasell Industries NV sr. unsec. notes 6s, 2021 (Netherlands)			2,540,000	3,032,125

LyondellBasell Industries NV sr. unsec. unsub. notes 5 3/4s, 2024 (Netherlands)			3,155,000	3,786,000

LyondellBasell Industries NV sr. unsec. unsub. notes 5s, 2019 (Netherlands)			5,670,000	6,300,787

Momentive Performance Materials, Inc. company guaranty notes 9 1/2s, 2021		EUR	785,000	725,873

Momentive Performance Materials, Inc. 144A company guaranty sr. notes 10s, 2020			$915,000	878,400

MPM Escrow LLC / MPM Finance Escrow Corp. 144A sr. notes 8 7/8s, 2020			1,130,000	1,121,525

New Gold, Inc. 144A company guaranty sr. unsec. unsub. notes 7s, 2020 (Canada)			1,510,000	1,604,375

New Gold, Inc. 144A sr. unsec. notes 6 1/4s, 2022 (Canada)			760,000	770,260

Novelis, Inc. company guaranty sr. unsec. notes 8 3/4s, 2020			1,770,000	1,982,400

Nufarm Australia Ltd. 144A company guaranty sr. notes 6 3/8s, 2019 (Australia)			1,070,000	1,110,704

Perstorp Holding AB 144A company guaranty sub. notes 11s, 2017 (Sweden)			$940,000	888,300

Perstorp Holding AB 144A company guaranty sr. notes 8 3/4s, 2017 (Sweden)			2,380,000	2,391,900

PQ Corp. 144A sr. notes 8 3/4s, 2018			1,915,000	1,967,663

Rockwood Specialties Group, Inc. company guaranty sr. unsec. notes 4 5/8s, 2020			575,000	587,938

Roofing Supply Group, LLC/Roofing Supply Finance, Inc. 144A company guaranty sr. unsec. notes 10s, 2020			2,183,000	2,412,214

Ryerson, Inc. / Joseph T Ryerson & Son, Inc. 144A company guaranty sr. notes 9s, 2017			1,960,000	1,940,400

Sealed Air Corp. 144A sr. unsec. notes 6 1/2s, 2020			465,000	483,600

Smurfit Kappa Acquisition company guaranty sr. bonds 7 1/4s, 2017 (Ireland)		EUR	200,000	279,418

Smurfit Kappa Acquisitions 144A company guaranty sr. notes 4 7/8s, 2018 (Ireland)			$980,000	992,250

Smurfit Kappa Treasury company guaranty sr. unsec. unsub. debs 7 1/2s, 2025 (Ireland)			981,000	1,010,430

Steel Dynamics, Inc. company guaranty sr. unsec. unsub. notes 6 3/4s, 2015			2,682,000	2,728,934

Steel Dynamics, Inc. sr. unsec. notes company guaranty 7 5/8s, 2020			630,000	694,575

Steel Dynamics, Inc. 144A company guaranty sr. unsec. notes 6 3/8s, 2022			435,000	454,575

Steel Dynamics, Inc. 144A company guaranty sr. unsec. notes 6 1/8s, 2019			580,000	606,100

Taminco Global Chemical Corp. 144A sr. notes 9 3/4s, 2020 (Belgium)			3,015,000	3,256,200

TPC Group, LLC company guaranty sr. notes 8 1/4s, 2017			2,384,000	2,646,240

Tronox Finance, LLC 144A company guaranty sr. unsec. notes 6 3/8s, 2020			3,080,000	3,033,800

Verso Paper Holdings, LLC/Verso Paper, Inc. company guaranty sr. notes 8 3/4s, 2019			597,000	179,100

Verso Paper Holdings, LLC/Verso Paper, Inc. 144A company guaranty sr. notes 11 3/4s, 2019			150,000	96,000

				100,249,832
Broadcasting (2.0%)

Clear Channel Communications, Inc. company guaranty sr. notes 9s, 2021			1,391,000	1,227,558

Clear Channel Communications, Inc. 144A company guaranty sr. notes 9s, 2019			3,280,000	2,968,400

Clear Channel Worldwide Holdings, Inc. company guaranty sr. unsec. notes 7 5/8s, 2020			4,550,000	4,481,750

Clear Channel Worldwide Holdings, Inc. 144A company guaranty sr. unsec. unsub. notes 6 1/2s, 2022			2,445,000	2,457,225

Cumulus Media Holdings, Inc. company guaranty sr. unsec. unsub. notes 7 3/4s, 2019			2,945,000	2,849,288

Entercom Radio, LLC company guaranty sr. unsec. sub. notes 10 1/2s, 2019			2,520,000	2,765,700

Gray Television, Inc. 144A company guaranty sr. unsec. notes 7 1/2s, 2020			1,800,000	1,800,000

LIN Television Corp. 144A company guaranty sr. unsec. notes 6 3/8s, 2021			965,000	986,713

Nexstar Broadcasting, Inc. 144A company guaranty sr. unsec. unsub. notes 6 7/8s, 2020			2,300,000	2,311,500

Nexstar Broadcasting, Inc./Mission Broadcasting, Inc. company guaranty sr. notes 8 7/8s, 2017			2,330,000	2,545,524

Sinclair Television Group, Inc. 144A sr. notes 6 1/8s, 2022			1,010,000	1,052,925

Sirius XM Radio, Inc. 144A sr. unsec. notes 5 1/4s, 2022			305,000	304,238

Univision Communications, Inc. 144A company guaranty sr. unsec. notes 8 1/2s, 2021			1,917,000	1,974,510

Univision Communications, Inc. 144A sr. notes 7 7/8s, 2020			1,475,000	1,574,563

XM Satellite Radio, Inc. 144A sr. unsec. notes 7 5/8s, 2018			1,305,000	1,442,025

				30,741,919
Building materials (1.2%)

Building Materials Corp. 144A company guaranty sr. notes 7 1/2s, 2020			2,170,000	2,376,150

Building Materials Corp. 144A sr. notes 7s, 2020			1,385,000	1,509,650

Building Materials Corp. 144A sr. notes 6 7/8s, 2018			1,025,000	1,099,313

Building Materials Corp. 144A sr. notes 6 3/4s, 2021			955,000	1,045,725

Jeld-Wen Escrow Corp. 144A sr. notes 12 1/4s, 2017			3,825,000	4,427,437

Masonite International Corp., 144A company guaranty sr. notes 8 1/4s, 2021 (Canada)			3,044,000	3,257,080

Nortek, Inc. company guaranty sr. unsec. notes 10s, 2018			3,311,000	3,683,487

Owens Corning company guaranty sr. unsec. notes 9s, 2019			642,000	808,920

				18,207,762
Cable television (3.1%)

Adelphia Communications Corp. escrow bonds zero %, 2013			4,000	30

Adelphia Communications Corp. escrow bonds zero %, 2013			4,000	30

Adelphia Communications Corp. escrow bonds zero %, 2013			81,000	616

Adelphia Communications Corp. escrow bonds zero %, 2012			2,906,000	22,086

Adelphia Communications Corp. escrow bonds zero %, 2012			2,223,000	16,895

Bresnan Broadband Holdings, LLC 144A company guaranty sr. unsec. unsub. notes 8s, 2018			1,627,000	1,749,025

Cablevision Systems Corp. sr. unsec. unsub. notes 8 5/8s, 2017			3,147,000	3,611,182

Cablevision Systems Corp. sr. unsec. unsub. notes 8s, 2020			755,000	834,275

Cablevision Systems Corp. sr. unsec. unsub. notes 7 3/4s, 2018			903,000	986,528

CCO Holdings, LLC/CCO Holdings Capital Corp. company guaranty sr. unsec. notes 7 7/8s, 2018			2,255,000	2,435,400

CCO Holdings, LLC/CCO Holdings Capital Corp. company guaranty sr. unsec. notes 6 1/2s, 2021			2,142,000	2,313,360

CCO Holdings, LLC/CCO Holdings Capital Corp. company guaranty sr. unsec. notes 5 1/4s, 2022			2,105,000	2,126,050

CCO Holdings, LLC/CCO Holdings Capital Corp. company guaranty sr. unsec. unsub. notes 7 3/8s, 2020			1,885,000	2,101,775

CCO Holdings, LLC/CCO Holdings Capital Corp. company guaranty sr. unsec. unsub. notes 6 5/8s, 2022			835,000	908,063

CCO Holdings, LLC/CCO Holdings Capital Corp. company guaranty sr. unsub. notes 7s, 2019			2,351,000	2,544,958

Cequel Communications Holdings I, LLC/Cequel Capital Corp. 144A sr. notes 8 5/8s, 2017			4,975,000	5,310,812

Cequel Communiciations Escrow Capital Corp. 144A sr. unsec. notes 6 3/8s, 2020			565,000	580,538

CSC Holdings, LLC 144A sr. unsec. unsub. notes 6 3/4s, 2021			1,540,000	1,694,000

DISH DBS Corp. company guaranty 7 1/8s, 2016			6,000	6,728

DISH DBS Corp. company guaranty sr. unsec. notes 7 7/8s, 2019			2,050,000	2,424,124

DISH DBS Corp. company guaranty sr. unsec. notes 6 3/4s, 2021			4,215,000	4,762,950

Mediacom, LLC/Mediacom Capital Corp. sr. unsec. notes 9 1/8s, 2019			1,275,000	1,408,875

Mediacom, LLC/Mediacom Capital Corp. sr. unsec. unsub. notes 7 1/4s, 2022			2,040,000	2,187,900

Quebecor Media, Inc. 144A sr. unsec. notes 7 3/8s, 2021 (Canada)			1,680,000	1,810,598

Quebecor Media, Inc. 144A sr. unsec. notes 5 3/4s, 2023 (Canada)			1,810,000	1,877,875

Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH 144A company guaranty sr. notes 7 1/2s, 2019 (Germany)			1,275,000	1,396,830

Videotron Ltee company guaranty sr. unsec. unsub. notes 5s, 2022 (Canada)			2,995,000	3,084,850

Virgin Media Finance PLC company guaranty sr. unsec. unsub. notes 5 1/4s, 2022 (United Kingdom)			1,000,000	1,050,713

Virgin Media Finance PLC company guaranty sr. unsec. unsub. notes 4 7/8s, 2022 (United Kingdom)			1,065,000	1,089,494

				48,336,560
Capital goods (5.1%)

ADS Waste Holdings, Inc. 144A sr. notes 8 1/4s, 2020			430,000	449,350

Altra Holdings, Inc. company guaranty sr. notes 8 1/8s, 2016			1,274,000	1,354,517

American Axle & Manufacturing, Inc. company guaranty sr. unsec. notes 7 3/4s, 2019			6,225,000	6,738,562

ARD Finance SA sr. notes Ser. REGS, 11 1/8s, 2018 (Luxembourg)(PIK)		EUR	316,687	420,113

Ardagh Packaging Finance PLC sr. notes Ser. REGS, 7 3/8s, 2017 (Ireland)		EUR	2,170,000	3,023,361

Ardagh Packaging Finance PLC 144A company guaranty sr. notes 7 3/8s, 2017 (Ireland)		EUR	790,000	1,100,671

Ardagh Packaging Finance PLC 144A company guaranty sr. unsec. unsub. notes 9 1/8s, 2020 (Ireland)			$350,000	378,000

Ardagh Packaging Finance PLC/Ardagh MP Holdings USA, Inc. 144A company guaranty sr. notes 7 3/8s, 2017 (Ireland)			350,000	378,875

B/E Aerospace, Inc. sr. unsec. unsub. notes 5 1/4s, 2022			825,000	866,250

Ball Corp. company guaranty sr. unsec. notes 5s, 2022			507,000	537,420

Berry Plastics Corp. company guaranty notes 9 1/2s, 2018			1,695,000	1,856,025

Berry Plastics Corp. company guaranty unsub. notes 9 3/4s, 2021			1,627,000	1,850,713

Berry Plastics Holding Corp. company guaranty sr. unsec. sub. notes 10 1/4s, 2016			1,445,000	1,493,769

BOE Merger Corp. 144A sr. unsec. notes 9 1/2s, 2017(PIK)			985,000	965,300

Bombardier, Inc. 144A sr. unsec. notes 7 3/4s, 2020 (Canada)			1,325,000	1,479,031

Briggs & Stratton Corp. company guaranty sr. unsec. notes 6 7/8s, 2020			3,155,000	3,494,162

Consolidated Container Co. LLC/Consolidated Container Capital, Inc. 144A company guaranty sr. unsec. notes 10 1/8s, 2020			1,000,000	1,062,500

Continental Rubber of America Corp. 144A notes 4 1/2s, 2019			1,170,000	1,178,775

Crown Euro Holdings SA 144A sr. notes 7 1/8s, 2018 (France)		EUR	610,000	870,797

Exide Technologies sr. notes 8 5/8s, 2018			$2,195,000	1,777,950

GrafTech International, Ltd. 144A company guaranty sr. unsec. notes 6 3/8s, 2020			570,000	587,100

Kratos Defense & Security Solutions, Inc. company guaranty sr. notes 10s, 2017			2,390,000	2,605,100

Legrand SA unsec. unsub. debs. 8 1/2s, 2025 (France)			5,781,000	7,732,798

Manitowoc Co., Inc. (The) company guaranty sr. unsec. notes 5 7/8s, 2022			710,000	711,775

Pittsburgh Glass Works, LLC 144A sr. notes 8 1/2s, 2016			4,355,000	3,973,937

Polypore International, Inc. company guaranty sr. unsec. notes 7 1/2s, 2017			2,790,000	3,023,663

Rexel SA 144A company guaranty sr. unsec. unsub. notes 6 1/8s, 2019 (France)			3,025,000	3,145,422

Reynolds Group Issuer, Inc. company guaranty sr. notes 7 7/8s, 2019			1,235,000	1,355,413

Reynolds Group Issuer, Inc. company guaranty sr. notes 7 1/8s, 2019			1,585,000	1,711,800

Reynolds Group Issuer, Inc. company guaranty sr. unsec. unsub. notes 9 7/8s, 2019			3,070,000	3,238,850

Reynolds Group Issuer, Inc. company guaranty sr. unsec. unsub. notes 9s, 2019			195,000	200,850

Reynolds Group Issuer, Inc. company guaranty sr. unsec. unsub. notes 8 1/4s, 2021 (New Zealand)			785,000	779,113

Reynolds Group Issuer, Inc. 144A company guaranty sr. notes 5 3/4s, 2020			1,430,000	1,462,175

Tenneco, Inc. company guaranty sr. unsec. unsub. notes 7 3/4s, 2018			1,040,000	1,128,400

Tenneco, Inc. company guaranty sr. unsub. notes 6 7/8s, 2020			3,105,000	3,341,756

Terex Corp. company guaranty sr. unsec. unsub. notes 6s, 2021			3,025,000	3,130,875

Thermadyne Holdings Corp. company guaranty sr. notes 9s, 2017			4,325,000	4,584,500

Thermon Industries, Inc. company guaranty sr. notes 9 1/2s, 2017			1,737,000	1,938,926

TransDigm, Inc. company guaranty unsec. sub. notes 7 3/4s, 2018			3,045,000	3,364,725

				79,293,319
Coal (1.0%)

Alpha Natural Resources, Inc. company guaranty sr. unsec. notes 6 1/4s, 2021			1,040,000	920,400

Alpha Natural Resources, Inc. company guaranty sr. unsec. notes 6s, 2019			1,715,000	1,513,488

Arch Coal, Inc. company guaranty sr. unsec. notes 7 1/4s, 2020			630,000	565,425

Arch Coal, Inc. company guaranty sr. unsec. unsub. notes 7s, 2019			2,010,000	1,803,975

CONSOL Energy, Inc. company guaranty sr. unsec. notes 8 1/4s, 2020			4,745,000	5,065,287

CONSOL Energy, Inc. company guaranty sr. unsec. notes 8s, 2017			3,785,000	4,049,950

Peabody Energy Corp. company guaranty sr. unsec. notes 7 3/8s, 2016			218,000	250,700

Peabody Energy Corp. company guaranty sr. unsec. unsub. notes 6 1/2s, 2020			262,000	279,030

Peabody Energy Corp. company guaranty sr. unsec. unsub. notes 6s, 2018			1,310,000	1,368,950

				15,817,205
Commercial and consumer services (1.6%)

ARAMARK Holdings Corp. 144A sr. unsec. notes 8 5/8s, 2016(PIK)			1,086,000	1,113,161

Ashtead Capital, Inc. 144A company guaranty sr. notes 6 1/2s, 2022			1,080,000	1,150,200

Interactive Data Corp. company guaranty sr. unsec. notes 10 1/4s, 2018			4,325,000	4,844,000

Lender Processing Services, Inc. company guaranty sr. unsec. unsub. notes 5 3/4s, 2023			2,840,000	2,957,150

Rural/Metro Corp. 144A sr. unsec. notes 10 1/8s, 2019			3,240,000	3,061,800

Rural/Metro Corp. 144A sr. unsec. notes 10 1/8s, 2019			980,000	921,200

Sabre Holdings Corp. sr. unsec. unsub. notes 8.35s, 2016			4,125,000	4,290,000

Sabre, Inc. 144A sr. notes 8 1/2s, 2019			2,739,000	2,903,340

Travelport, LLC company guaranty sr. unsec. sub. notes 11 7/8s, 2016			1,404,000	519,480

Travelport, LLC company guaranty sr. unsec. unsub. notes 9 7/8s, 2014			104,000	81,640

Travelport, LLC 144A sr. notes Ser. B, 6.362s, 2016(PIK)			2,546,666	1,884,533

Travelport, LLC/Travelport, Inc. company guaranty sr. unsec. notes 9s, 2016			1,410,000	994,050

				24,720,554
Consumer (0.6%)

Jarden Corp. company guaranty sr. unsec. notes 8s, 2016			1,120,000	1,192,800

Jarden Corp. company guaranty sr. unsec. sub. notes Ser. 1, 7 1/2s, 2020		EUR	410,000	579,856

Scotts Miracle-Gro Co. (The) company guaranty sr. unsec. unsub. notes 6 5/8s, 2020			$2,125,000	2,300,313

Spectrum Brands Escrow Corp. 144A sr. unsec. notes 6 5/8s, 2022			140,000	144,200

Spectrum Brands Escrow Corp. 144A sr. unsec. notes 6 3/8s, 2020			175,000	180,031

Spectrum Brands Holdings, Inc. Company guaranty sr. notes 9 1/2s, 2018			2,592,000	2,951,640

Spectrum Brands Holdings, Inc. 144A sr. notes 6 3/4s, 2020			1,515,000	1,579,388

				8,928,228
Consumer staples (5.9%)

Avis Budget Car Rental, LLC company guaranty sr. unsec. unsub. notes 9 3/4s, 2020			730,000	839,500

Avis Budget Car Rental, LLC company guaranty sr. unsec. unsub. notes 9 5/8s, 2018			675,000	750,938

Avis Budget Car Rental, LLC company guaranty sr. unsec. unsub. notes 8 1/4s, 2019			705,000	779,906

Avis Budget Car Rental, LLC company guaranty sr. unsec. unsub. notes 7 3/4s, 2016			1,424,000	1,461,394

Burger King Corp. company guaranty sr. unsec. notes 9 7/8s, 2018			1,830,000	2,109,075

Carrols Restaurant Group, Inc. 144A company guaranty sr. notes 11 1/4s, 2018			890,000	976,775

CKE Holdings, Inc. 144A sr. unsec. notes 10 1/2s, 2016(PIK)			1,703,319	1,818,293

Claire's Stores, Inc. company guaranty sr. notes 8 7/8s, 2019			1,745,000	1,627,213

Claire's Stores, Inc. 144A sr. notes 9s, 2019			4,150,000	4,367,874

Constellation Brands, Inc. company guaranty sr. unsec. unsub. notes 7 1/4s, 2016			3,323,000	3,838,065

Constellation Brands, Inc. company guaranty sr. unsec. unsub. notes 6s, 2022			1,205,000	1,378,219

Constellation Brands, Inc. company guaranty sr. unsec. unsub. notes 4 5/8s, 2023			570,000	587,100

Corrections Corporation of America company guaranty sr. notes 7 3/4s, 2017			3,640,000	3,876,600

Dave & Buster's, Inc. company guaranty sr. unsec. unsub. notes 11s, 2018			3,162,000	3,533,535

Dean Foods Co. company guaranty sr. unsec. unsub. notes 9 3/4s, 2018			1,413,000	1,593,158

Dean Foods Co. company guaranty sr. unsec. unsub. notes 7s, 2016			2,215,000	2,375,588

Del Monte Corp. company guaranty sr. unsec. notes 7 5/8s, 2019			2,420,000	2,480,500

DineEquity, Inc. company guaranty sr. unsec. notes 9 1/2s, 2018			3,685,000	4,168,655

Dole Food Co. sr. notes 13 7/8s, 2014			672,000	745,920

Dole Food Co. 144A sr. notes 8s, 2016			765,000	797,513

Elizabeth Arden, Inc. sr. unsec. unsub. notes 7 3/8s, 2021			2,455,000	2,731,188

HDTFS, Inc. 144A company guaranty sr. notes 6 1/4s, 2022			1,315,000	1,362,669

HDTFS, Inc. 144A company guaranty sr. notes 5 7/8s, 2020			1,605,000	1,657,163

Hertz Corp. (The) company guaranty sr. unsec. notes 7 1/2s, 2018			920,000	1,007,400

Hertz Holdings Netherlands BV 144A sr. bonds 8 1/2s, 2015 (Netherlands)		EUR	2,395,000	3,368,833

JBS USA, LLC/JBS USA Finance, Inc. company guaranty sr. unsec. notes 11 5/8s, 2014			$1,050,000	1,182,563

JBS USA, LLC/JBS USA Finance, Inc. 144A sr. unsec. notes 8 1/4s, 2020			900,000	933,750

JBS USA, LLC/JBS USA Finance, Inc. 144A sr. unsec. notes 7 1/4s, 2021			3,590,000	3,527,175

Landry's Acquisition Co. 144A sr. unsec. notes 9 3/8s, 2020			1,610,000	1,706,600

Libbey Glass, Inc. 144A company guaranty sr. notes 6 7/8s, 2020			1,406,000	1,504,420

Michael Foods, Inc. company guaranty sr. unsec. notes 9 3/4s, 2018			1,200,000	1,332,000

Post Holdings, Inc. 144A sr. unsec. notes 7 3/8s, 2022			1,250,000	1,335,938

Prestige Brands, Inc. company guaranty sr. unsec. notes 8 1/4s, 2018			3,290,000	3,619,000

Revlon Consumer Products Corp. company guaranty notes 9 3/4s, 2015			1,770,000	1,862,925

Rite Aid Corp. company guaranty sr. notes 10 1/4s, 2019			880,000	994,400

Rite Aid Corp. company guaranty sr. notes 7 1/2s, 2017			1,951,000	1,994,898

Rite Aid Corp. company guaranty sr. unsec. unsub. notes 9 1/2s, 2017			4,467,000	4,601,010

Rite Aid Corp. company guaranty sr. unsec. unsub. notes 9 1/4s, 2020			2,300,000	2,346,000

Rite Aid Corp. company guaranty sr. unsub. notes 8s, 2020			740,000	830,650

Smithfield Foods, Inc. sr. unsec. unsub. notes 6 5/8s, 2022			1,960,000	2,077,600

UR Financing Escrow Corp. 144A company guaranty notes 5 3/4s, 2018			765,000	824,288

UR Financing Escrow Corp. 144A sr. unsec. notes 7 5/8s, 2022			1,650,000	1,827,375

United Rentals North America, Inc. company guaranty sr. unsec. unsub. notes 9 1/4s, 2019			3,630,000	4,129,124

United Rentals North America, Inc. company guaranty sr. unsec. unsub. notes 6 1/8s, 2023			560,000	578,200

West Corp. company guaranty sr. unsec. notes 8 5/8s, 2018			1,030,000	1,063,475

West Corp. company guaranty sr. unsec. notes 7 7/8s, 2019			1,959,000	1,983,488

Wok Acquisition Corp. 144A sr. unsec. notes 10 1/4s, 2020			675,000	717,188

				91,205,141
Distributors (0.3%)

HD Supply, Inc. 144A company guaranty sr. notes 8 1/8s, 2019			1,824,000	2,042,880

HD Supply, Inc. 144A company guaranty sr. unsec. notes 11 1/2s, 2020			2,396,000	2,617,630

				4,660,510
Energy (oil field) (0.8%)

FTS International Services, LLC/FTS International Bonds, Inc. 144A company guaranty sr. unsec. unsub. notes 8 1/8s, 2018			1,832,000	1,886,960

Hiland Partners LP / Hiland Partners Finance Corp. 144A company guaranty sr. notes 7 1/4s, 2020			1,140,000	1,192,725

Key Energy Services, Inc. company guaranty unsec. unsub. notes 6 3/4s, 2021			2,308,000	2,313,770

Key Energy Services, Inc. 144A company guaranty sr. unsec. notes 6 3/4s, 2021			610,000	608,475

Offshore Group Investment, Ltd. company guaranty sr. notes 11 1/2s, 2015 (Cayman Islands)			2,694,000	2,963,400

Offshore Group Investment, Ltd. 144A company guaranty sr. notes 7 1/2s, 2019 (Cayman Islands)			2,800,000	2,814,000

Trinidad Drilling, Ltd. 144A sr. unsec. notes 7 7/8s, 2019 (Canada)			505,000	534,038

				12,313,368
Entertainment (0.7%)

AMC Entertainment, Inc. company guaranty sr. sub. notes 9 3/4s, 2020			2,830,000	3,183,750

Carmike Cinemas, Inc. company guaranty notes 7 3/8s, 2019			1,160,000	1,241,200

Cedar Fair LP/Canada's Wonderland Co./Magnum Management Corp. company guaranty sr. unsec. notes 9 1/8s, 2018			420,000	475,650

Cinemark USA, Inc. company guaranty sr. unsec. notes 8 5/8s, 2019			345,000	381,225

Cinemark USA, Inc. company guaranty sr. unsec. sub. notes 7 3/8s, 2021			1,345,000	1,472,775

Regal Entertainment Group company guaranty sr. unsec. notes 9 1/8s, 2018			3,315,000	3,671,363

				10,425,963
Financials (8.0%)

ABN AMRO North American Holding Preferred Capital Repackage Trust I 144A jr. unsec. sub. bonds FRB 3.40675s, perpetual maturity			4,445,000	4,456,112

ACE Cash Express, Inc. 144A sr. notes 11s, 2019			1,573,000	1,490,417

Air Lease Corp. sr. unsec. notes 5 5/8s, 2017			1,320,000	1,379,400

Ally Financial, Inc. company guaranty sr. notes 6 1/4s, 2017			2,065,000	2,280,865

Ally Financial, Inc. company guaranty sr. unsec. unsub. notes 8.3s, 2015			1,280,000	1,430,400

Ally Financial, Inc. company guaranty sr. unsec. unsub. notes 8s, 2020			1,270,000	1,562,100

Ally Financial, Inc. company guaranty sr. unsec. unsub. notes 7 1/2s, 2020			1,350,000	1,626,750

Ally Financial, Inc. company guaranty sr. unsec. unsub. notes 5 1/2s, 2017			960,000	1,022,400

Ally Financial, Inc. unsec. sub. notes 8s, 2018			1,542,000	1,779,083

American International Group, Inc. jr. sub. bonds FRB 8.175s, 2068			2,352,000	2,940,000

Capital One Capital IV company guaranty jr. unsec. sub. notes FRN 6.745s, 2037			2,338,000	2,349,690

CB Richard Ellis Services, Inc. company guaranty sr. unsec. notes 6 5/8s, 2020			1,732,000	1,892,210

CB Richard Ellis Services, Inc. company guaranty sr. unsec. sub. notes 11 5/8s, 2017			1,322,000	1,459,158

CIT Group, Inc. sr. unsec. notes 5s, 2022			2,305,000	2,416,714

CIT Group, Inc. sr. unsec. unsub. notes 5 3/8s, 2020			1,875,000	2,001,562

CIT Group, Inc. sr. unsec. unsub. notes 5 1/4s, 2018			2,500,000	2,653,125

CIT Group, Inc. sr. unsec. unsub. notes 5s, 2017			1,000,000	1,047,500

CIT Group, Inc. 144A company guaranty notes 6 5/8s, 2018			2,390,000	2,676,800

CIT Group, Inc. 144A company guaranty notes 5 1/2s, 2019			2,300,000	2,449,500

Citigroup, Inc. unsec. sub. notes 4 3/4s, 2019		EUR	870,000	1,083,459

CNG Holdings, Inc./OH 144A sr. notes 9 3/8s, 2020			$1,115,000	1,134,513

CNO Financial Group, Inc. 144A company guaranty sr. notes 6 3/8s, 2020			1,500,000	1,571,250

Community Choice Financial, Inc. company guaranty sr. notes 10 3/4s, 2019			2,950,000	2,861,500

Dresdner Funding Trust I 144A bonds 8.151s, 2031			4,120,000	3,893,400

E*Trade Financial Corp. sr. notes 6 3/4s, 2016			1,250,000	1,312,500

E*Trade Financial Corp. sr. unsec. unsub. notes 6 3/8s, 2019			2,425,000	2,446,219

HBOS Capital Funding LP 144A bank guaranty jr. unsec. sub. FRB 6.071s, perpetual maturity (Jersey)			2,320,000	1,890,800

HBOS PLC 144A sr. unsec. sub. notes 6 3/4s, 2018 (United Kingdom)			2,805,000	2,980,312

HBOS PLC 144A unsec. sub. bonds 6s, 2033 (United Kingdom)			1,050,000	947,615

Hub International Ltd. 144A company guaranty sr. notes 8 1/8s, 2018			920,000	956,800

Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. notes 8s, 2018			5,295,000	5,625,937

International Lease Finance Corp. sr. unsec. notes 6 1/4s, 2019			490,000	519,400

International Lease Finance Corp. sr. unsec. unsub. notes 5 7/8s, 2022			2,715,000	2,789,663

International Lease Finance Corp. sr. unsec. unsub. notes 4 7/8s, 2015			1,045,000	1,068,513

iStar Financial, Inc. sr. unsec. notes 7 1/8s, 2018(R)			1,605,000	1,623,056

iStar Financial, Inc. sr. unsec. unsub. notes Ser. B, 9s, 2017(R)			1,985,000	2,138,838

Liberty Mutual Group, Inc. 144A company guaranty jr. unsec. sub. bonds 7.8s, 2037			1,565,000	1,737,150

Liberty Mutual Group, Inc. 144A company guaranty jr. unsec. sub. notes FRN 7s, 2037			550,000	544,500

MPT Operating Partnership LP/MPT Finance Corp. company guaranty sr. unsec. unsub. notes 6 3/8s, 2022(R)			1,530,000	1,595,025

National Money Mart Co. company guaranty sr. unsec. unsub. notes 10 3/8s, 2016 (Canada)			1,317,000	1,458,578

Nationstar Mortgage, LLC/Nationstar Capital Corp. 144A company guaranty sr. unsec. notes 9 5/8s, 2019			675,000	750,938

Nationstar Mortgage, LLC/Nationstar Capital Corp. 144A company guaranty sr. unsec. notes 7 7/8s, 2020			1,495,000	1,549,194

Nationstar Mortgage, LLC/Nationstar Capital Corp. 144A company guaranty sr. unsec. unsub. notes 9 5/8s, 2019			430,000	476,225

Neuberger Berman Group LLC/Neuberger Berman Finance Corp. 144A sr. notes 5 7/8s, 2022			1,715,000	1,792,175

Neuberger Berman Group LLC/Neuberger Berman Finance Corp. 144A sr. notes 5 5/8s, 2020			1,125,000	1,172,813

Nuveen Investments, Inc. 144A sr. unsec. notes 9 1/2s, 2020			610,000	616,100

Nuveen Investments, Inc. 144A sr. unsec. notes 9 1/8s, 2017			1,400,000	1,389,500

PHH Corp. sr. unsec. unsub. notes 9 1/4s, 2016			2,310,000	2,688,263

PHH Corp. sr. unsec. unsub. notes 7 3/8s, 2019			1,785,000	1,936,725

Provident Funding Associates LP/PFG Finance Corp. 144A sr. notes 10 1/4s, 2017			2,820,000	3,102,000

Provident Funding Associates LP/PFG Finance Corp. 144A sr. notes 10 1/8s, 2019			1,835,000	1,926,750

Regions Bank unsec. sub. notes 7 1/2s, 2018			1,850,000	2,220,000

Regions Financing Trust II company guaranty jr. unsec. sub. bonds FRB 6 5/8s, 2047			2,347,000	2,343,637

Royal Bank of Scotland Group PLC jr. unsec. sub. bonds FRB 7.648s, perpetual maturity (United Kingdom)			6,180,000	6,118,200

Royal Bank of Scotland PLC (The) sr. sub. notes FRN 9 1/2s, 2022 (United Kingdom)			685,000	795,833

SLM Corp. sr. notes Ser. MTN, 8s, 2020			1,060,000	1,211,050

SLM Corp. sr. unsec. unsub. notes Ser. MTN, 8.45s, 2018			6,505,000	7,562,063

Springleaf Finance Corp. sr. unsec. notes Ser. MTN, 6.9s, 2017			7,615,000	6,758,312

				123,502,592
Gaming and lottery (2.3%)

American Casino & Entertainment Properties LLC sr. notes 11s, 2014			3,247,000	3,338,322

Caesars Entertainment Operating Co., Inc. company guaranty sr. notes 10s, 2018			2,081,000	1,326,638

Caesars Entertainment Operating Co., Inc. sr. notes 11 1/4s, 2017			3,051,000	3,277,918

CCM Merger, Inc. 144A company guaranty sr. unsec. notes 9 1/8s, 2019			1,900,000	1,900,000

Great Canadian Gaming Corp. 144A company guaranty sr. unsec. notes 6 5/8s, 2022 (Canada)		CAD	3,485,000	3,627,298

Isle of Capri Casinos, Inc. company guaranty sr. unsec. sub. notes 8 7/8s, 2020			$1,770,000	1,873,988

Isle of Capri Casinos, Inc. company guaranty sr. unsec. unsub. notes 7 3/4s, 2019			2,050,000	2,193,500

Mashantucket Western Pequot Tribe 144A bonds Ser. A, 8 1/2s, 2015 (In default)(NON)			4,615,000	369,200

MTR Gaming Group, Inc. company guaranty notes 11 1/2s, 2019(PIK)			5,679,465	5,963,437

Pinnacle Entertainment, Inc. company guaranty sr. unsec. notes 8 5/8s, 2017			1,475,000	1,591,156

Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp. 144A sr. notes 9 1/2s, 2019			2,035,000	2,182,538

ROC Finance, LLC/ROC Finance 1 Corp. 144A notes 12 1/8s, 2018			3,021,000	3,443,940

Yonkers Racing Corp. 144A sr. notes 11 3/8s, 2016			4,877,000	5,254,967

				36,342,902
Health care (6.9%)

AmSurg Corp. 144A company guaranty sr. unsec. unsub. notes 5 5/8s, 2020			2,135,000	2,156,350

Aviv Healthcare Properties LP company guaranty sr. unsec. notes 7 3/4s, 2019			2,083,000	2,187,150

Biomet, Inc. 144A sr. unsec. notes 6 1/2s, 2020			3,035,000	3,171,575

Capella Healthcare, Inc. company guaranty sr. unsec. notes 9 1/4s, 2017			2,365,000	2,524,638

Capsugel FinanceCo SCA 144A company guaranty sr. unsec. notes 9 7/8s, 2019		EUR	3,145,000	4,620,244

CDRT Holding Corp. 144A sr. unsec. notes 9 1/4s, 2017(PIK)			$2,890,000	2,875,550

CHS/Community Health Systems, Inc. company guaranty sr. notes 5 1/8s, 2018			2,165,000	2,278,663

CHS/Community Health Systems, Inc. company guaranty sr. unsec. unsub. notes 8s, 2019			950,000	1,034,313

ConvaTec Healthcare E SA 144A sr. notes 7 3/8s, 2017 (Luxembourg)		EUR	1,000,000	1,398,729

ConvaTec Healthcare E SA 144A sr. unsec. notes 10 1/2s, 2018 (Luxembourg)			$5,475,000	5,967,750

Emergency Medical Services Corp. company guaranty sr. unsec. notes 8 1/8s, 2019			1,816,000	1,938,580

Endo Health Solutions, Inc. company guaranty sr. unsec. notes 7s, 2019			1,590,000	1,697,325

Fresenius Medical Care US Finance II, Inc. 144A company guaranty sr. unsec. notes 5 5/8s, 2019			1,945,000	2,076,288

Grifols, Inc. company guaranty sr. unsec. notes 8 1/4s, 2018			2,809,000	3,107,456

HCA, Inc. company guaranty sr. notes 8 1/2s, 2019			4,655,000	5,225,238

HCA, Inc. sr. notes 6 1/2s, 2020			7,115,000	7,986,588

HCA, Inc. sr. unsec. notes 7 1/2s, 2022			705,000	801,056

Health Net, Inc. sr. unsec. bonds 6 3/8s, 2017			4,468,000	4,657,890

Hologic, Inc. 144A company guaranty sr. unsec. notes 6 1/4s, 2020			635,000	674,688

IASIS Healthcare, LLC/IASIS Capital Corp. company guaranty sr. unsec. notes 8 3/8s, 2019			6,570,000	6,208,650

IMS Health, Inc. 144A sr. unsec. notes 6s, 2020			980,000	1,011,850

Jaguar Holding Co. I 144A sr. unsec. notes 9 3/8s, 2017(PIK)			1,175,000	1,204,375

Jaguar Holding Co.II/ Jaguar Merger Sub, Inc. 144A sr. unsec. notes 9 1/2s, 2019			2,655,000	2,986,875

Kinetics Concept/KCI USA 144A company guaranty notes 10 1/2s, 2018			5,830,000	6,063,200

Kinetics Concept/KCI USA 144A company guaranty sr. unsec. notes 12 1/2s, 2019			1,453,000	1,365,820

Multiplan, Inc. 144A company guaranty sr. notes 9 7/8s, 2018			2,015,000	2,231,613

Omega Healthcare Investors, Inc. company guaranty sr. unsec. notes 6 3/4s, 2022(R)			1,645,000	1,811,556

Service Corporation International sr. notes 7s, 2019			1,100,000	1,204,500

Sky Growth Acquisition Corp. 144A company guaranty sr. unsec. notes 7 3/8s, 2020			3,592,000	3,542,610

Stewart Enterprises, Inc. company guaranty sr. unsec. notes 6 1/2s, 2019			2,025,000	2,176,875

Surgical Care Affiliates, Inc. 144A sr. sub. notes 10s, 2017			3,850,000	3,994,374

Surgical Care Affiliates, Inc. 144A sr. unsec. notes 8 7/8s, 2015			762,852	776,202

Teleflex, Inc. company guaranty sr. unsec. sub. notes 6 7/8s, 2019			330,000	355,575

Tenet Healthcare Corp. company guaranty sr. notes 10s, 2018			1,340,000	1,527,600

Tenet Healthcare Corp. company guaranty sr. notes 6 1/4s, 2018			2,270,000	2,497,000

Tenet Healthcare Corp. sr. notes 8 7/8s, 2019			1,950,000	2,184,000

United Surgical Partners International, Inc. company guaranty sr. unsec. unsub. notes 9s, 2020			1,880,000	2,072,700

Valeant Pharmaceuticals International 144A company guaranty sr. notes 7s, 2020			410,000	445,875

Valeant Pharmaceuticals International 144A company guaranty sr. unsec. notes 6 7/8s, 2018			1,555,000	1,681,344

Valeant Pharmaceuticals International 144A sr. notes 6 3/4s, 2017			3,545,000	3,837,462

Vanguard Health Systems, Inc. sr. unsec. notes zero %, 2016			107,000	75,970

VPI Escrow Corp. 144A sr. unsec. notes 6 3/8s, 2020 (Canada)			430,000	455,800

				106,091,897
Homebuilding (2.1%)

Beazer Homes USA, Inc. company guaranty sr. unsec. notes 6 7/8s, 2015			1,515,000	1,516,894

Beazer Homes USA, Inc. company guaranty sr. unsec. unsub. notes 9 1/8s, 2018			335,000	345,888

Beazer Homes USA, Inc. sr. unsec. notes company guaranty 8 1/8s, 2016			2,041,000	2,153,255

Beazer Homes USA, Inc. 144A company guaranty sr. notes 6 5/8s, 2018			1,705,000	1,815,825

K Hovnanian Enterprises, Inc. 144A company guaranty notes 9 1/8s, 2020			725,000	766,688

K Hovnanian Enterprises, Inc. 144A sr. notes 7 1/4s, 2020			1,580,000	1,702,450

Lennar Corp. 144A company guaranty sr. notes 4 3/4s, 2017			720,000	745,200

Lennar Corp. 144A company guaranty sr. unsec. notes 4 3/4s, 2022			980,000	948,150

M/I Homes, Inc. company guaranty sr. unsec. notes 8 5/8s, 2018			4,455,000	4,822,537

Pulte Group, Inc. company guaranty sr. unsec. notes 7 5/8s, 2017			3,270,000	3,817,725

Pulte Group, Inc. company guaranty sr. unsec. unsub. notes 7 7/8s, 2032			1,450,000	1,551,500

Realogy Group, LLC company guaranty sr. unsec. sub. notes 12 3/8s, 2015			1,365,000	1,405,950

Realogy Group, LLC company guaranty sr. unsec. unsub. notes 11 1/2s, 2017			4,210,000	4,557,325

Realogy Group, LLC 144A company guaranty sr. notes 9s, 2020			585,000	649,350

Realogy Group, LLC 144A company guaranty sr. notes 7 7/8s, 2019			500,000	530,000

Realogy Group, LLC 144A company guaranty sr. notes 7 5/8s, 2020			625,000	696,875

Taylor Morrison Communities, Inc./Monarch Communities, Inc. 144A company guaranty sr. unsec. notes 7 3/4s, 2020			705,000	743,775

Taylor Morrison Communities, Inc./Monarch Communities, Inc. 144A sr. notes 7 3/4s, 2020			3,515,000	3,690,750

				32,460,137
Household furniture and appliances (—%)

Sealy Mattress Co. 144A company guaranty sr. notes 10 7/8s, 2016			284,000	308,850

				308,850
Lodging/Tourism (1.7%)

Choice Hotels International, Inc. company guaranty sr. unsec. unsub. notes 5 3/4s, 2022			1,010,000	1,103,425

CityCenter Holdings LLC/CityCenter Finance Corp. company guaranty 10 3/4s, 2017(PIK)			5,588,321	6,021,416

FelCor Lodging LP company guaranty sr. notes 10s, 2014(R)			2,706,000	3,061,163

FelCor Lodging LP company guaranty sr. notes 6 3/4s, 2019(R)			3,800,000	3,999,500

Host Hotels & Resorts LP company guaranty sr. unsec. unsub. notes 4 3/4s, 2023(R)			720,000	763,200

MGM Resorts International company guaranty sr. notes 9s, 2020			220,000	244,750

MGM Resorts International company guaranty sr. unsec. notes 6 7/8s, 2016			965,000	1,010,838

MGM Resorts International company guaranty sr. unsec. notes 6 5/8s, 2015			3,275,000	3,487,875

MGM Resorts International company guaranty sr. unsec. unsub. notes 7 3/4s, 2022			1,505,000	1,580,250

MGM Resorts International sr. notes 10 3/8s, 2014			485,000	541,988

MGM Resorts International 144A company guaranty sr. unsec. notes 8 5/8s, 2019			1,575,000	1,724,625

MGM Resorts International 144A company guaranty sr. unsec. notes 6 3/4s, 2020			1,715,000	1,727,863

SugarHouse HSP Gaming Prop. Mezz LP/SugarHouse HSP Gaming Finance Corp. 144A notes 8 5/8s, 2016			455,000	486,850

				25,753,743
Media (0.2%)

Affinion Group Holdings, Inc. company guaranty sr. unsec. notes 11 5/8s, 2015			1,615,000	1,114,350

Nielsen Finance, LLC/Nielsen Finance Co. company guaranty sr. unsec. notes 7 3/4s, 2018 (Netherlands)			385,000	429,275

Nielsen Finance, LLC/Nielsen Finance Co. 144A sr. unsec. notes 4 1/2s, 2020 (Netherlands)			1,093,000	1,090,268

				2,633,893
Oil and gas (10.2%)

Access Midstream Partners, LP/ACMP Finance Corp. company guaranty sr. unsec. notes 5 7/8s, 2021			1,047,000	1,094,115

Access Midstream Partners, LP/ACMP Finance Corp. company guaranty sr. unsec. unsub. notes 6 1/8s, 2022			845,000	895,700

AmeriGas Finance, LLC/AmeriGas Finance Corp. company guaranty sr. unsec. notes 7s, 2022			1,945,000	2,110,324

Anadarko Petroleum Corp. sr. unsec. notes 6.2s, 2040			1,140,000	1,409,406

Atlas Pipeline Partners LP / Atlas Pipeline Finance Corp. 144A company guaranty sr. notes 6 5/8s, 2020			860,000	894,400

Atwood Oceanics, Inc. sr. unsec. unsub. notes 6 1/2s, 2020			1,310,000	1,398,425

Aurora USA Oil & Gas Inc., 144A sr. notes 9 7/8s, 2017			2,135,000	2,257,763

Carrizo Oil & Gas, Inc. company guaranty sr. unsec. notes 8 5/8s, 2018			4,936,000	5,244,500

Chaparral Energy, Inc. company guaranty sr. unsec. notes 9 7/8s, 2020			1,880,000	2,119,700

Chaparral Energy, Inc. company guaranty sr. unsec. notes 8 1/4s, 2021			2,985,000	3,208,874

Chesapeake Energy Corp. company guaranty sr. unsec. bonds 6 1/4s, 2017		EUR	790,000	1,084,273

Chesapeake Energy Corp. company guaranty sr. unsec. notes 9 1/2s, 2015			$2,190,000	2,458,275

Chesapeake Oilfield Operating, LLC/Chesapeake Oilfield Finance, Inc. 144A company guaranty sr. unsec. unsub. notes 6 5/8s, 2019			2,580,000	2,425,200

Comstock Resources, Inc. company guaranty sr. unsub. notes 8 3/8s, 2017			1,255,000	1,302,063

Concho Resources, Inc. company guaranty sr. unsec. notes 6 1/2s, 2022			2,800,000	3,066,000

Concho Resources, Inc. company guaranty sr. unsec. unsub. notes 5 1/2s, 2023			720,000	743,400

Concho Resources, Inc. company guaranty sr. unsec. unsub. notes 5 1/2s, 2022			1,222,000	1,261,715

Connacher Oil and Gas, Ltd. 144A notes 8 1/2s, 2019 (Canada)			2,246,000	1,667,655

Continental Resources, Inc. company guaranty sr. unsec. notes 5s, 2022			4,750,000	5,035,000

Crosstex Energy LP/Crosstex Energy Finance Corp. company guaranty sr. unsec. notes 8 7/8s, 2018			5,440,000	5,902,400

Crosstex Energy LP/Crosstex Energy Finance Corp. 144A company guaranty sr. unsec. notes 7 1/8s, 2022			905,000	923,100

Denbury Resources, Inc. company guaranty sr. sub. notes 9 3/4s, 2016			475,000	505,875

Denbury Resources, Inc. company guaranty sr. unsec. sub. notes 8 1/4s, 2020			2,062,000	2,330,060

Denbury Resources, Inc. company guaranty sr. unsec. sub. notes 6 3/8s, 2021			1,280,000	1,404,800

EXCO Resources, Inc. company guaranty sr. unsec. notes 7 1/2s, 2018			4,423,000	4,157,620

Ferrellgas LP/Ferrellgas Finance Corp. sr. unsec. notes 9 1/8s, 2017			1,010,000	1,085,750

Ferrellgas LP/Ferrellgas Finance Corp. sr. unsec. notes 6 1/2s, 2021			2,317,000	2,247,490

Forbes Energy Services Ltd. company guaranty sr. unsec. notes 9s, 2019			1,865,000	1,683,163

Goodrich Petroleum Corp. company guaranty sr. unsec. unsub. notes 8 7/8s, 2019			4,280,000	4,033,900

Gulfport Energy Corp. 144A company guaranty sr. unsec. notes 7 3/4s, 2020			1,615,000	1,598,850

Halcon Resources Corp. 144A sr. unsec. notes 8 7/8s, 2021			2,882,000	2,982,870

Hercules Offshore, Inc. 144A company guaranty sr. notes 7 1/8s, 2017			235,000	240,875

Hercules Offshore, Inc. 144A sr. notes 10 1/2s, 2017			3,025,000	3,214,063

Kodiak Oil & Gas Corp. company guaranty sr. unsec. unsub. notes 8 1/8s, 2019			4,035,000	4,398,150

Laredo Petroleum, Inc. company guaranty sr. unsec. notes 7 3/8s, 2022			905,000	979,663

Laredo Petroleum, Inc. company guaranty sr. unsec. unsub. notes 9 1/2s, 2019			3,829,000	4,288,480

Linn Energy LLC/Linn Energy Finance Corp. company guaranty sr. unsec. notes 6 1/2s, 2019			2,510,000	2,547,650

Linn Energy LLC/Linn Energy Finance Corp. 144A company guaranty sr. unsec. notes 6 1/4s, 2019			2,000,000	2,007,500

Lone Pine Resources Canada, Ltd. company guaranty sr. unsec. notes 10 3/8s, 2017 (Canada)			1,084,000	1,008,120

MEG Energy Corp. 144A company guaranty sr. unsec. notes 6 1/2s, 2021 (Canada)			2,060,000	2,150,124

MEG Energy Corp. 144A company guaranty sr. unsec. notes 6 3/8s, 2023 (Canada)			870,000	900,450

Milagro Oil & Gas, Inc. company guaranty notes 10 1/2s, 2016			2,825,000	2,118,750

Newfield Exploration Co. sr. unsec. notes 5 3/4s, 2022			2,585,000	2,804,724

Newfield Exploration Co. sr. unsec. sub. notes 7 1/8s, 2018			490,000	516,338

Newfield Exploration Co. sr. unsec. unsub. notes 5 5/8s, 2024			1,130,000	1,209,100

Northern Oil and Gas, Inc. company guaranty sr. unsec. notes 8s, 2020			2,265,000	2,332,950

Oasis Petroleum, Inc. company guaranty sr. unsec. notes 6 7/8s, 2023			1,445,000	1,531,700

PetroBakken Energy, Ltd. 144A sr. unsec. notes 8 5/8s, 2020 (Canada)			5,335,000	5,335,000

Plains Exploration & Production Co. company guaranty sr. unsec. notes 7 5/8s, 2018			400,000	424,000

Plains Exploration & Production Co. company guaranty sr. unsec. notes 6 3/4s, 2022			4,328,000	4,457,840

Quicksilver Resources, Inc. company guaranty sr. unsec. notes 8 1/4s, 2015			1,223,000	1,125,160

Quicksilver Resources, Inc. sr. notes 11 3/4s, 2016			1,630,000	1,617,775

Range Resources Corp. company guaranty sr. sub. notes 6 3/4s, 2020			1,080,000	1,182,600

Range Resources Corp. company guaranty sr. unsec. sub. notes 5s, 2022			1,070,000	1,115,475

Rosetta Resources, Inc. company guaranty sr. unsec. notes 9 1/2s, 2018			4,405,000	4,856,512

Sabine Pass LNG LP company guaranty sr. notes 7 1/2s, 2016			4,321,000	4,666,680

Sabine Pass LNG LP 144A sr. notes 6 1/2s, 2020			1,060,000	1,060,000

Samson Investment Co. 144A sr. unsec. notes 9 3/4s, 2020			5,710,000	6,038,325

SandRidge Energy, Inc. company guaranty sr. unsec. notes 9 7/8s, 2016			925,000	999,000

SandRidge Energy, Inc. company guaranty sr. unsec. unsub. notes 7 1/2s, 2021			75,000	78,188

SandRidge Energy, Inc. 144A company guaranty sr. unsec. unsub. notes 8s, 2018			5,452,000	5,765,490

Shelf Drilling Holdings Ltd. 144A sr. notes 8 5/8s, 2018			2,340,000	2,351,700

SM Energy Co. sr. unsec. notes 6 5/8s, 2019			1,255,000	1,327,163

SM Energy Co. sr. unsec. notes 6 1/2s, 2021			1,105,000	1,165,775

SM Energy Co. sr. unsec. unsub. notes 6 1/2s, 2023			435,000	456,750

Suburban Propane Partners LP/Suburban Energy Finance Corp. 144A sr. unsec. notes 7 3/8s, 2021			1,970,000	2,107,900

Unit Corp. company guaranty sr. sub. notes 6 5/8s, 2021			745,000	759,900

Unit Corp. 144A company guaranty sr. sub. notes 6 5/8s, 2021			1,455,000	1,480,463

Whiting Petroleum Corp. company guaranty 7s, 2014			2,107,000	2,228,152

Williams Cos., Inc. (The) notes 7 3/4s, 2031			293,000	369,389

Williams Cos., Inc. (The) sr. unsec. notes 7 7/8s, 2021			639,000	825,187

WPX Energy, Inc. sr. unsec. unsub. notes 6s, 2022			890,000	952,300

WPX Energy, Inc. sr. unsec. unsub. notes 5 1/4s, 2017			3,315,000	3,505,612

				157,033,639
Publishing (0.2%)

American Media, Inc. 144A notes 13 1/2s, 2018			334,251	290,798

Cenveo Corp. company guaranty sr. notes 8 7/8s, 2018			2,850,000	2,593,500

				2,884,298
Regional Bells (0.8%)

Cincinnati Bell, Inc. company guaranty sr. unsec. sub. notes 8 3/4s, 2018			1,065,000	1,071,656

Cincinnati Bell, Inc. company guaranty sr. unsec. sub. notes 8 1/4s, 2017			2,880,000	3,074,400

Frontier Communications Corp. sr. unsec. notes 8 1/2s, 2020			2,200,000	2,513,500

Frontier Communications Corp. sr. unsec. notes 8 1/4s, 2017			1,965,000	2,259,750

Frontier Communications Corp. sr. unsec. notes 8 1/8s, 2018			2,835,000	3,231,900

				12,151,206
Retail (2.9%)

Academy, Ltd./Academy Finance Corp. 144A company guaranty sr. unsec. notes 9 1/4s, 2019			2,035,000	2,238,500

Autonation, Inc. company guaranty sr. unsec. notes 6 3/4s, 2018			800,000	905,000

Autonation, Inc. company guaranty sr. unsec. unsub. notes 5 1/2s, 2020			760,000	811,300

Bon-Ton Department Stores, Inc. (The) 144A company guaranty sr. notes 10 5/8s, 2017			3,326,000	3,192,960

Burlington Coat Factory Warehouse Corp. company guaranty sr. unsec. notes 10s, 2019			2,840,000	3,109,800

J Crew Group, Inc. company guaranty sr. unsec. notes 8 1/8s, 2019			1,970,000	2,068,500

Jo-Ann Stores Holdings, Inc. 144A sr. unsec. notes 9 3/4s, 2019(PIK)			1,425,000	1,392,938

Limited Brands, Inc. company guaranty sr. unsec. notes 6 5/8s, 2021			2,265,000	2,593,424

Limited Brands, Inc. sr. notes 5 5/8s, 2022			1,155,000	1,247,400

Macy's Retail Holdings, Inc. company guaranty sr. unsec. unsub. notes 7 7/8s, 2015			2,580,000	3,022,657

Michaels Stores, Inc. company guaranty 11 3/8s, 2016			4,555,000	4,765,668

Needle Merger Sub Corp. 144A sr. unsec. notes 8 1/8s, 2019			2,785,000	2,798,924

Neiman-Marcus Group, Inc. company guaranty sr. unsec. sub. notes 10 3/8s, 2015			595,000	608,393

Penske Automotive Group, Inc. 144A company guaranty sr. sub. notes 5 3/4s, 2022			2,165,000	2,202,887

PETCO Animal Supplies, Inc. 144A company guaranty sr. notes 9 1/4s, 2018			1,455,000	1,615,050

Petco Holdings, Inc. 144A sr. unsec. notes 8 1/2s, 2017(PIK)			1,395,000	1,422,900

QVC Inc. 144A sr. notes 7 1/2s, 2019			1,955,000	2,153,123

QVC Inc. 144A sr. notes 7 3/8s, 2020			1,220,000	1,352,487

Toys R Us Property Co., LLC company guaranty sr. notes 8 1/2s, 2017			2,400,000	2,562,000

Toys R Us Property Co., LLC company guaranty sr. unsec. notes 10 3/4s, 2017			2,830,000	3,084,700

YCC Holdings, LLC/Yankee Finance, Inc. sr. unsec. notes 10 1/4s, 2016(PIK)			2,175,000	2,251,124

				45,399,735
Technology (3.8%)

Advanced Micro Devices, Inc. sr. unsec. notes 7 3/4s, 2020			425,000	364,969

Alcatel-Lucent USA, Inc. unsec. debs. 6.45s, 2029			1,029,000	679,140

Avaya, Inc. company guaranty sr. unsec. notes 9 3/4s, 2015			1,051,000	832,918

Avaya, Inc. 144A company guaranty sr. notes 7s, 2019			3,300,000	2,961,750

Ceridian Corp. company guaranty sr. unsec. notes 12 1/4s, 2015(PIK)			2,429,850	2,381,253

Ceridian Corp. sr. unsec. notes 11 1/4s, 2015			2,700,000	2,632,500

Ceridian Corp. 144A sr. notes 8 7/8s, 2019			1,400,000	1,498,000

CyrusOne LP / CyrusOne Finance Corp. 144A company guaranty sr. unsec. unsub. notes 6 3/8s, 2022			605,000	626,175

Epicor Software Corp. company guaranty sr. unsec. notes 8 5/8s, 2019			2,227,000	2,321,648

Fidelity National Information Services, Inc. company guaranty sr. unsec. notes 7 7/8s, 2020			1,455,000	1,636,875

Fidelity National Information Services, Inc. company guaranty sr. unsec. notes 7 5/8s, 2017			980,000	1,068,200

First Data Corp. company guaranty sr. unsec. notes 12 5/8s, 2021			3,422,000	3,601,654

First Data Corp. company guaranty sr. unsec. notes 10.55s, 2015			1,163,914	1,195,922

First Data Corp. company guaranty sr. unsec. sub. notes 11 1/4s, 2016			1,430,000	1,412,125

First Data Corp. 144A company guaranty notes 8 1/4s, 2021			4,616,000	4,604,460

First Data Corp. 144A company guaranty sr. notes 7 3/8s, 2019			2,680,000	2,753,700

First Data Corp. 144A company guaranty sr. notes 6 3/4s, 2020			795,000	802,950

Freescale Semiconductor, Inc. company guaranty sr. unsec. notes 10 3/4s, 2020			1,447,000	1,517,541

Freescale Semiconductor, Inc. 144A company guaranty sr. notes 10 1/8s, 2018			1,361,000	1,483,490

Freescale Semiconductor, Inc. 144A company guaranty sr. notes 9 1/4s, 2018			4,800,000	5,166,000

Infor US, Inc. company guaranty sr. unsec. notes 9 3/8s, 2019			1,390,000	1,549,850

Infor US, Inc. company guaranty sr. unsec. unsub. notes 11 1/2s, 2018			1,205,000	1,397,800

Iron Mountain, Inc. company guaranty sr. sub. notes 7 3/4s, 2019			975,000	1,094,438

Iron Mountain, Inc. sr. sub. notes 8 3/8s, 2021			960,000	1,060,800

Jazz Technologies, Inc. company guaranty sr. unsec. notes 8s, 2015			2,261,000	1,876,630

NXP BV/NXP Funding, LLC 144A company guaranty sr. notes 9 3/4s, 2018 (Netherlands)			1,890,000	2,187,674

Seagate HDD Cayman company guaranty sr. unsec. unsub. notes 7 3/4s, 2018 (Cayman Islands)			1,315,000	1,430,063

SunGard Data Systems, Inc. 144A company guaranty sr. sub. notes 6 5/8s, 2019			1,400,000	1,428,000

SunGard Data Systems, Inc. 144A sr. unsec. notes 7 5/8s, 2020			3,373,000	3,693,435

Syniverse Holdings, Inc. company guaranty sr. unsec. notes 9 1/8s, 2019			2,760,000	2,946,300

				58,206,260
Telecommunications (6.7%)

Clearwire Communications, LLC/Clearwire Finance, Inc. 144A company guaranty sr. notes 12s, 2017			1,050,000	1,155,000

Clearwire Communications, LLC/Clearwire Finance, Inc. 144A company guaranty sr. notes 12s, 2015			1,921,000	2,026,654

Clearwire Communications, LLC/Clearwire Finance, Inc. 144A company guaranty sr. notes 12s, 2015			979,000	1,027,950

Crown Castle International Corp. sr. unsec. notes 7 1/8s, 2019			1,020,000	1,124,550

Crown Castle International Corp. 144A sr. unsec. notes 5 1/4s, 2023			1,895,000	1,980,275

Digicel Group, Ltd. 144A sr. notes 10 1/2s, 2018 (Jamaica)			940,000	1,034,000

Digicel Group, Ltd. 144A sr. unsec. notes 8 1/4s, 2020 (Jamaica)			3,210,000	3,410,625

Digicel, Ltd. 144A sr. unsec. notes 8 1/4s, 2017 (Jamaica)			1,695,000	1,817,888

Equinix, Inc. sr. unsec. notes 7s, 2021			1,960,000	2,158,450

Hughes Satellite Systems Corp. company guaranty sr. notes 6 1/2s, 2019			2,130,000	2,289,750

Hughes Satellite Systems Corp. company guaranty sr. unsec. notes 7 5/8s, 2021			3,200,000	3,568,000

Intelsat Jackson Holdings SA company guaranty sr. unsec. notes 7 1/2s, 2021 (Bermuda)			2,026,000	2,167,820

Intelsat Jackson Holdings SA 144A company guaranty sr. unsec. notes 7 1/4s, 2020 (Bermuda)			1,460,000	1,554,900

Intelsat Jackson Holdings SA 144A sr. unsec. notes 6 5/8s, 2022 (Bermuda)			1,285,000	1,285,000

Intelsat Luxembourg SA company guaranty sr. unsec. notes 11 1/2s, 2017 (Luxembourg)(PIK)			9,713,562	10,308,517

Intelsat Luxembourg SA company guaranty sr. unsec. notes 11 1/4s, 2017 (Luxembourg)			5,274,000	5,590,440

Level 3 Financing, Inc. company guaranty sr. unsec. unsub. notes 9 3/8s, 2019			868,000	969,990

Level 3 Financing, Inc. company guaranty sr. unsec. unsub. notes 8 5/8s, 2020			1,980,000	2,153,250

Level 3 Financing, Inc. company guaranty sr. unsec. unsub. notes 8 1/8s, 2019			470,000	502,900

Level 3 Financing, Inc. 144A company guaranty sr. unsec. unsub. notes 7s, 2020			2,229,000	2,268,008

MetroPCS Wireless, Inc. company guaranty sr. unsec. notes 7 7/8s, 2018			4,075,000	4,401,000

NII Capital Corp. company guaranty sr. unsec. unsub. notes 10s, 2016			1,200,000	1,020,000

NII Capital Corp. company guaranty sr. unsec. unsub. notes 8 7/8s, 2019			613,000	438,295

NII Capital Corp. company guaranty sr. unsec. unsub. notes 7 5/8s, 2021			2,937,000	2,041,214

PAETEC Holding Corp. company guaranty sr. notes 8 7/8s, 2017			806,000	868,465

PAETEC Holding Corp. company guaranty sr. unsec. notes 9 7/8s, 2018			3,430,000	3,867,324

Qwest Corp. sr. unsec. notes 6 3/4s, 2021			1,890,000	2,212,612

Qwest Corp. sr. unsec. unsub. notes 7 1/4s, 2025			2,586,000	3,047,918

SBA Telecommunications, Inc. company guaranty sr. unsec. notes 8 1/4s, 2019			982,000	1,102,295

SBA Telecommunications, Inc. 144A company guaranty sr. unsec. unsub. notes 5 3/4s, 2020			725,000	757,625

Sprint Capital Corp. company guaranty 6 7/8s, 2028			7,072,000	7,284,160

Sprint Nextel Corp. sr. notes 8 3/8s, 2017			2,055,000	2,383,800

Sprint Nextel Corp. sr. unsec. notes 6s, 2016			4,860,000	5,273,100

Sprint Nextel Corp. sr. unsec. unsub. notes 9 1/8s, 2017			2,210,000	2,596,750

Sprint Nextel Corp. sr. unsec. unsub. notes 7s, 2020			1,650,000	1,786,125

Sprint Nextel Corp. 144A company guaranty sr. unsec. notes 9s, 2018			4,806,000	5,911,380

Wind Acquisition Finance SA company guaranty sr. notes Ser. REGS, 7 3/8s, 2018 (Luxembourg)		EUR	1,325,000	1,697,192

Wind Acquisition Finance SA 144A company guaranty sr. notes 7 1/4s, 2018 (Luxembourg)			$2,375,000	2,351,250

Wind Acquisition Finance SA 144A sr. notes 11 3/4s, 2017 (Luxembourg)			875,000	894,688

Wind Acquisition Holdings Finance SA 144A company guaranty sr. notes 12 1/4s, 2017 (Luxembourg)(PIK)			1,057,238	1,044,022

Windstream Corp. company guaranty sr. unsec. unsub. notes 8 1/8s, 2018			825,000	895,125

Windstream Corp. company guaranty sr. unsec. unsub. notes 8 1/8s, 2013			370,000	384,800

Windstream Corp. company guaranty sr. unsec. unsub. notes 7 7/8s, 2017			1,938,000	2,146,334

Windstream Corp. company guaranty sr. unsec. unsub. notes 7 3/4s, 2021			547,000	577,085

				103,376,526
Telephone (0.5%)

Cricket Communications, Inc. company guaranty sr. unsec. notes 7 3/4s, 2020			4,888,000	5,046,860

Cricket Communications, Inc. company guaranty sr. unsub. notes 7 3/4s, 2016			1,440,000	1,522,800

TW Telecom Holdings, Inc. 144A company guaranty sr. unsec. notes 5 3/8s, 2022			720,000	745,200

				7,314,860
Textiles (0.3%)

Hanesbrands, Inc. company guaranty sr. unsec. notes 6 3/8s, 2020			1,795,000	1,972,256

Hanesbrands, Inc. sr. unsec. notes 8s, 2016			1,810,000	2,009,118

				3,981,374
Transportation (1.2%)

Aguila 3 SA 144A company guaranty sr. notes 7 7/8s, 2018 (Luxembourg)			5,445,000	5,771,700

Air Medical Group Holdings, Inc. company guaranty sr. notes 9 1/4s, 2018			4,495,000	4,843,363

CHC Helicopter SA company guaranty sr. notes 9 1/4s, 2020 (Canada)			2,740,000	2,781,100

Swift Services Holdings, Inc. company guaranty sr. notes 10s, 2018			3,685,000	4,053,500

Western Express, Inc. 144A sr. notes 12 1/2s, 2015			684,000	417,240

				17,866,903
Utilities and power (4.3%)

AES Corp. (The) sr. unsec. notes 8s, 2020			1,291,000	1,491,105

AES Corp. (The) sr. unsec. unsub. notes 9 3/4s, 2016			270,000	321,300

AES Corp. (The) sr. unsec. unsub. notes 8s, 2017			2,555,000	2,931,863

AES Corp. (The) sr. unsec. unsub. notes 7 3/8s, 2021			3,165,000	3,505,237

Calpine Corp. 144A company guaranty sr. notes 7 7/8s, 2020			2,007,000	2,227,770

Calpine Corp. 144A sr. notes 7 1/4s, 2017			4,948,000	5,294,360

Colorado Interstate Gas Co., LLC debs. 6.85s, 2037 (Canada)			3,247,000	4,016,049

DPL, Inc. sr. unsec. notes 6 1/2s, 2016			3,210,000	3,378,525

Dynegy Holdings LLC bonds 7 3/4s, 2019			2,590,000	12,950

Edison Mission Energy sr. unsec. notes 7 3/4s, 2016 (In default)(NON)			1,916,000	967,580

Edison Mission Energy sr. unsec. notes 7 1/2s, 2013 (In default)(NON)			1,280,000	646,400

Edison Mission Energy sr. unsec. notes 7.2s, 2019 (In default)(NON)			1,900,000	957,125

Edison Mission Energy sr. unsec. notes 7s, 2017 (In default)(NON)			60,000	30,150

El Paso Corp. sr. unsec. notes 7s, 2017			1,000,000	1,142,982

El Paso Corp. sr. unsec. notes Ser. GMTN, 7.8s, 2031			121,000	139,392

El Paso Natural Gas Co. debs. 8 5/8s, 2022			1,597,000	2,192,176

Energy Future Holdings Corp. company guaranty sr. notes 10s, 2020			940,000	998,750

Energy Future Intermediate Holding Co., LLC/EFIH Finance, Inc. sr. notes 10s, 2020			2,124,000	2,368,260

Energy Future Intermediate Holding Co., LLC/EFIH Finance, Inc. 144A notes 11 3/4s, 2022			1,170,000	1,190,475

Energy Transfer Equity LP company guaranty sr. unsec. notes 7 1/2s, 2020			3,560,000	4,040,600

EP Energy LLC / Everest Acquisition Finance, Inc. company guaranty sr. notes 6 7/8s, 2019			1,035,000	1,120,388

EP Energy / EP Finance, Inc. sr. unsec. notes 9 3/8s, 2020			4,355,000	4,823,162

EP Energy, LLC/Everest Acquisition Finance, Inc. company guaranty sr. unsec. notes 7 3/4s, 2022			695,000	721,063

GenOn Americas Generation, Inc. sr. unsec. notes 9 1/8s, 2031			1,385,000	1,461,175

GenOn Energy, Inc. sr. unsec. notes 9 7/8s, 2020			2,425,000	2,746,313

GenOn Energy, Inc. sr. unsec. notes 9 1/2s, 2018			610,000	706,075

Ipalco Enterprises, Inc. 144A sr. notes 7 1/4s, 2016			562,000	622,415

NGPL PipeCo, LLC 144A sr. notes 9 5/8s, 2019			1,050,000	1,202,250

NRG Energy, Inc. company guaranty sr. unsec. notes 7 7/8s, 2021			7,490,000	8,276,450

NV Energy, Inc. sr. unsec. notes 6 1/4s, 2020			1,560,000	1,807,647

PNM Resources, Inc. unsec. unsub. notes 9 1/4s, 2015			265,000	303,425

Regency Energy Partners company guaranty sr. unsec. unsub. notes 5 1/2s, 2023			1,720,000	1,806,000

Tennessee Gas Pipeline Co., LLC sr. unsec. unsub. debs. 7s, 2028			639,000	886,491

Texas Competitive/Texas Competitive Electric Holdings Co., LLC company guaranty notes 15s, 2021			2,756,000	775,125

Texas Competitive/Texas Competitive Electric Holdings Co., LLC company guaranty sr. unsec. notes 10 1/2s, 2016(PIK)			4,783,981	741,517

Texas Competitive/Texas Competitive Electric Holdings Co., LLC 144A company guaranty sr. notes 11 1/2s, 2020			1,345,000	995,300

				66,847,845

Total corporate bonds and notes (cost $1,220,547,881)				$1,276,518,777

SENIOR LOANS (5.9%)(a)(c)
			Principal amount	Value

Broadcasting (0.5%)

Clear Channel Communications, Inc. bank term loan FRN Ser. A, 3.612s, 2014			$918,430	$894,704

Clear Channel Communications, Inc. bank term loan FRN Ser. B, 3.862s, 2016			4,105,789	3,320,557

Cumulus Media Holdings, Inc. bank term loan FRN 7 1/2s, 2019			1,750,000	1,780,625

Univision Communications, Inc. bank term loan FRN 4.462s, 2017			1,128,758	1,100,539

				7,096,425
Capital goods (0.3%)

SRAM Corp. bank term loan FRN 8 1/2s, 2018			2,070,000	2,090,700

Tomkins Air Distribution bank term loan FRN 9 1/4s, 2020			860,000	873,975

Tomkins Air Distribution bank term loan FRN 5 1/4s, 2018			1,030,000	1,032,145

				3,996,820
Commercial and consumer services (0.1%)

Travelport, LLC bank term loan FRN 11s, 2015			825,000	840,469

Travelport, LLC bank term loan FRN Ser. B, 4.855s, 2015			1,079,828	1,021,337

Travelport, LLC bank term loan FRN Ser. S, 4.862s, 2015			340,172	321,746

				2,183,552
Communication services (0.4%)

Asurion Corp. bank term loan FRN 11s, 2019			2,085,000	2,204,888

Asurion, LLC bank term loan FRN 9s, 2019			347,771	357,914

Wide Open West Finance, LLC bank term loan FRN 6 1/4s, 2018			4,079,775	4,119,647

				6,682,449
Consumer cyclicals (1.3%)

Academy, Ltd. bank term loan FRN Ser. B, 4 3/4s, 2018			540,000	541,485

Aot Bedding Super Holings, LLC bank term loan FRN 5s, 2019			1,365,000	1,363,464

Chrysler Group, LLC bank term loan FRN Ser. B, 6s, 2017			94,048	96,119

Compucom Systems, Inc. bank term loan FRN 6 1/2s, 2018			1,620,000	1,623,038

Golden Nugget, Inc. bank term loan FRN Ser. B, 3.27s, 2014(PIK)			1,359,702	1,303,048

Golden Nugget, Inc. bank term loan FRN Ser. DD, 3.27s, 2014(PIK)			773,965	741,716

Harrah's bank term loan FRN Ser. B, 9 1/2s, 2016			836,350	851,300

J. Crew Group, Inc. bank term loan FRN Ser. B, 4 3/4s, 2018			639,718	640,318

Motor City bank term loan FRN 6s, 2017			3,867,955	3,870,372

Navistar, Inc. bank term loan FRN Ser. B, 7s, 2017			1,500,000	1,503,125

Neiman Marcus Group, Inc. (The) bank term loan FRN 4 3/4s, 2018			1,570,000	1,562,150

Neiman Marcus Group, Inc. (The) bank term loan FRN 4 3/4s, 2018			1,347,000	1,347,498

Tempur-Pedic International, Inc. bank term loan FRN Ser. B, 5s, 2019			1,760,000	1,766,051

Thomson Learning bank term loan FRN Ser. B, 2.72s, 2014			984,710	741,979

Tribune Co. bank term loan FRN Ser. B, 5 1/4s, 2014 (In default)(NON)			2,148,500	1,691,346

				19,643,009
Consumer staples (0.5%)

Del Monte Corp. bank term loan FRN Ser. B, 4 1/2s, 2018			747,832	747,520

Landry's, Inc. bank term loan FRN Ser. B, 6 1/2s, 2017			3,094,450	3,122,300

Revlon Consumer Products Corp. bank term loan FRN 4 3/4s, 2017			3,036,563	3,047,512

Rite Aid Corp. bank term loan FRN Ser. B, 1.963s, 2014			314,989	311,682

				7,229,014
Energy (0.1%)

Frac Tech International, LLC bank term loan FRN Ser. B, 8 1/2s, 2016			2,323,102	1,980,445

				1,980,445
Financials (0.6%)

iStar Finanacial, Inc. bank term loan FRN 5 3/4s, 2017			1,814,696	1,814,129

iStar Financial, Inc. bank term loan FRN Ser. A2, 7s, 2017(FWC)			600,000	621,000

Nuveen Investments, Inc. bank term loan FRN 8 1/4s, 2019			3,930,000	3,988,950

Nuveen Investments, Inc. bank term loan FRN Ser. B, 5.846s, 2017			1,116,987	1,117,685

Springleaf Financial Funding Co. bank term loan FRN Ser. B, 5 1/2s, 2017			1,770,000	1,745,294

				9,287,058
Gaming and lottery (0.3%)

Caesars Entertainment Operating Co., Inc. bank term loan FRN Ser. B6, 5.458s, 2018			5,800,000	5,175,694

				5,175,694
Health care (0.8%)

Ardent Health Services bank term loan FRN Ser. B, 6 1/2s, 2015			1,614,925	1,613,915

Ardent Medical Services, Inc. bank term loan FRN 6 3/4s, 2018			1,920,000	1,934,400

Emergency Medical Services Corp. bank term loan FRN Ser. B, 5 1/4s, 2018			2,030,823	2,050,498

Kinetic Concepts, Inc. bank term loan FRN Ser. C1, 5 1/2s, 2018			685,000	689,496

Par Pharmaceutical Cos., Inc. bank term loan FRN Ser. B, 5s, 2019			1,445,000	1,441,026

Pharmaceutical Product Development, Inc. bank term loan FRN Ser. B, 6 1/4s, 2018			3,285,175	3,333,768

Quintiles Transnational Holdings, Inc. bank term loan FRN 7 1/2s, 2017			830,000	836,225

				11,899,328
Oil and gas (0.1%)

Plains Exploration & Production Co. bank term loan FRN Class B, 4s, 2019			2,305,000	2,313,644

				2,313,644
Retail (—%)

Burlington Coat Factory Warehouse Corp. bank term loan FRN Ser. B1, 5 1/2s, 2017			399,483	402,122

				402,122
Technology (0.2%)

First Data Corp. bank term loan FRN 5.208s, 2017			970,000	945,750

Lawson Software bank term loan FRN Class B2, 5 1/4s, 2018			1,840,388	1,853,808

				2,799,558
Telecommunications (0.1%)

Level 3 Financing, Inc. bank term loan FRN 5 1/4s, 2019			1,750,000	1,758,750

				1,758,750
Telephone (0.1%)

Cricket Communications, Inc. bank term loan FRN Ser. B, 4 3/4s, 2019			830,000	833,631

				833,631
Utilities and power (0.5%)

Dynegy Power, LLC bank term loan FRN 9 1/4s, 2016			1,269,941	1,319,151

Texas Competitive Electric Holdings Co., LLC bank term loan FRN 4.743s, 2017			10,079,407	6,526,416

				7,845,567

Total senior loans (cost $94,052,603)				$91,127,066

COMMON STOCKS (1.4%)(a)
			Shares	Value

Avis Budget Group, Inc.(NON)			70,380	$1,332,997

CIT Group, Inc.(NON)			22,503	833,736

Deepocean Group (Shell) (acquired 06/09/2011, cost $1,116,503) (Norway)(RES)			76,862	1,152,930

DISH Network Corp. Class A			46,755	1,731,805

Domtar Corp. (Canada)			9,845	788,683

Dynegy, Inc.(NON)			63,186	1,168,941

FelCor Lodging Trust, Inc.(NON)(R)			182,130	764,946

Freeport-McMoRan Copper & Gold, Inc. Class B (Indonesia)			38,470	1,500,715

General Motors Co.(NON)			85,011	2,200,085

Harry & David Holdings, Inc.(NON)			2,716	230,860

HealthSouth Corp.(NON)			2,267	49,851

Huntsman Corp.			118,875	1,954,305

Kodiak Oil & Gas Corp.(NON)			235,580	2,021,276

LyondellBasell Industries NV Class A (Netherlands)			23,590	1,173,131

Motors Liquidation Co. GUC Trust (Units)(NON)			5,059	98,651

Newfield Exploration Co.(NON)			29,820	725,819

NII Holdings, Inc.(NON)			156,645	794,190

Quicksilver Resources, Inc.(NON)			100,635	319,013

Terex Corp.(NON)			49,414	1,195,325

Trump Entertainment Resorts, Inc.(NON)			3,732	14,928

Vantage Drilling Co.(NON)			1,105,155	1,989,279

Vertis Holdings, Inc.(F)			8,815	88

Total common stocks (cost $28,526,674)				$22,041,554

CONVERTIBLE PREFERRED STOCKS (0.9%)(a)
			Shares	Value

EPR Properties Ser. C, $1.44 cv. pfd.			114,663	$2,514,560

General Motors Co. Ser. B, $2.375 cv. pfd.			55,378	2,244,537

Health Care REIT, Inc. Ser. I, $3.25 cv. pfd.(R)			58,867	3,310,680

MetLife, Inc. $3.75 cv. pfd.			33,585	1,489,495

Nielsen Holdings NV $3.125 cv. pfd.			27,860	1,470,484

PPL Corp. $4.375 cv. pfd.			29,550	1,603,088

United Technologies Corp. $3.75 cv. pfd.			26,200	1,433,664

Total convertible preferred stocks (cost $14,332,343)				$14,066,508

CONVERTIBLE BONDS AND NOTES (0.8%)(a)
			Principal amount	Value

Altra Holdings, Inc. cv. company guaranty sr. unsec. notes 2 3/4s, 2031			$1,661,000	$1,725,364

DFC Global Corp. 144A cv. sr. unsec. unsub. notes 3 1/4s, 2017			1,415,000	1,511,503

Exide Technologies cv. sr. sub. notes FRN zero %, 2013			2,221,000	2,021,110

Ford Motor Co. cv. sr. unsec. notes 4 1/4s, 2016			1,173,000	1,737,565

Meritor, Inc. 144A cv. company guaranty sr. unsec. notes 7 7/8s, 2026			856,000	774,423

Navistar International Corp. cv. sr. unsec. sub. notes 3s, 2014			2,414,000	2,208,810

Steel Dynamics, Inc. cv. sr. notes 5 1/8s, 2014			602,000	640,001

XM Satellite Radio, Inc. 144A cv. company guaranty sr. unsec. sub. notes 7s, 2014			1,380,000	2,267,513

Total convertible bonds and notes (cost $11,526,019)				$12,886,289

PREFERRED STOCKS (0.6%)(a)
			Shares	Value

Ally Financial, Inc. 144A 7.00% cum. pfd.			2,552	$2,484,691

GMAC Capital Trust I Ser. 2, $2.031 cum. pfd.			157,265	4,096,753

M/I Homes, Inc. $2.438 pfd.(NON)			99,359	2,245,513

Total preferred stocks (cost $6,992,188)				$8,826,957

WARRANTS (0.1%)(a)(NON)
	Expiration date	Strike Price	Warrants	Value

Charter Communications, Inc. Class A	11/30/14	$0.01	420	$10,920

General Motors Co.	7/10/19	18.33	18,319	193,632

General Motors Co.	7/10/16	10.00	18,319	306,294

Smurfit Kappa Group PLC 144A (Ireland)(F)	10/1/13	EUR 1.00	$4,137	251,335

Tower Semiconductor, Ltd. 144A (Israel)(F)	6/30/15	$25.50	672,570	134,514

Total warrants (cost $933,302)				$896,695

SHORT-TERM INVESTMENTS (5.4%)(a)
			Principal amount/shares	Value

Putnam Money Market Liquidity Fund 0.16%(AFF)			82,038,742	$82,038,742

U.S. Treasury Bills with effective yields ranging from 0.152% to 0.156%, July 25, 2013(SEGSF)			$842,000	841,248

Total short-term investments (cost $82,879,891)				$82,879,990

TOTAL INVESTMENTS

Total investments (cost $1,459,790,901)(b)				$1,509,243,836

FORWARD CURRENCY CONTRACTS at 11/30/12 (aggregate face value $29,590,675) (Unaudited)

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Bank of America N.A.
	Canadian Dollar	Sell	12/20/12	$268,092	$266,680	$(1,412)
	Euro	Sell	12/20/12	940,202	938,353	(1,849)
Barclays Bank PLC
	Euro	Sell	12/20/12	2,192,980	2,188,905	(4,075)
Citibank, N.A.
	Euro	Sell	12/20/12	93,266	93,087	(179)
Credit Suisse AG
	Euro	Sell	12/20/12	2,740,088	2,734,384	(5,704)
Deutsche Bank AG
	Euro	Sell	12/20/12	2,851,825	2,846,831	(4,994)
Goldman Sachs International
	Euro	Sell	12/20/12	1,814,195	1,810,516	(3,679)
HSBC Bank USA, National Association
	Euro	Sell	12/20/12	1,836,828	1,832,623	(4,205)
JPMorgan Chase Bank N.A.
	Canadian Dollar	Sell	12/20/12	881,261	877,472	(3,789)
	Euro	Sell	12/20/12	2,439,349	2,434,196	(5,153)
Royal Bank of Scotland PLC (The)
	Euro	Sell	12/20/12	2,777,421	2,770,422	(6,999)
State Street Bank and Trust Co.
	Canadian Dollar	Sell	12/20/12	3,423,502	3,408,410	(15,092)
	Euro	Sell	12/20/12	2,450,275	2,444,911	(5,364)
UBS AG
	Euro	Sell	12/20/12	2,143,812	2,139,357	(4,455)
WestPac Banking Corp.
	Canadian Dollar	Sell	12/20/12	469,664	467,684	(1,980)
	Euro	Sell	12/20/12	2,340,880	2,336,844	(4,036)

Total						$(72,965)

Key to holding's currency abbreviations
CAD	Canadian Dollar
EUR	Euro
Key to holding's abbreviations
FRB	Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period
FRN	Floating Rate Notes: the rate shown is the current interest rate at the close of the reporting period
GMTN	Global Medium Term Notes
MTN	Medium Term Notes

Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from September 1, 2012 through November 30, 2012 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures and references to “Putnam Management” represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC.
(a)	Percentages indicated are based on net assets of $1,542,191,105.
(b)	The aggregate identified cost on a tax basis is $1,459,880,894, resulting in gross unrealized appreciation and depreciation of $90,337,042 and $40,974,100, respectively, or net unrealized appreciation of $49,362,942.
(NON)	Non-income-producing security.
(RES)	Security is restricted with regard to public resale. The total market value of this security and any other restricted securities (excluding 144A securities), if any, held at the close of the reporting period was $1,152,930, or less than 0.1% of net assets.
(FWC)	Forward commitment, in part or in entirety.
(PIK)	Income may be received in cash or additional securities at the discretion of the issuer.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period.
(AFF)	Affiliated company. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with Putnam Money Market Liquidity Fund, which is under common ownership and control, were as follows:
	Name of affiliate	Market value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Market value at the end of the reporting period

	Putnam Money Market Liquidity Fund *	$50,219,752	$105,034,718	$73,215,728	$29,703	$82,038,742
* Management fees charged to Putnam Money Market Liquidity Fund have been waived by Putnam Management.
(c)	Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at the close of the reporting period. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown. Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities.
Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.
(F)	Is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for ASC 820 based on the securities' valuation inputs.
(R)	Real Estate Investment Trust.
At the close of the reporting period, the fund maintained liquid assets totaling $31,429 to cover certain derivatives contracts.
Debt obligations are considered secured unless otherwise indicated.
144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The dates shown on debt obligations are the original maturity dates.
Security valuation: Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities. If no sales are reported — as in the case of some securities traded over-the-counter — a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
Investments in other open-end investment companies (excluding exchange traded funds), which are classified as Level 1 securities, are based on their net asset value. The net asset value of an investment company equals the total value of its assets less its liabilities and divided by the number of its outstanding shares. Shares are only valued as of the close of regular trading on the New York Stock Exchange each day that the exchange is open.
Market quotations are not considered to be readily available for certain debt obligations and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which considers such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.
Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used to hedge foreign exchange risk.
The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
Outstanding forward currency contracts at the close of the reporting period are indicative of the volume of activity during the reporting period.
Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern over the counter derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio.
Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund's future derivative activity.
At the close of the reporting period, the fund had a net liability position of $72,965 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund totaled $29,973.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks:
Basic materials	$5,416,834	$—	$—
Capital goods	1,195,325	—	—
Communication services	2,525,995	—	—
Consumer cyclicals	3,063,682	14,928	88
Consumer staples	1,332,997	230,860	—
Energy	5,055,387	1,152,930	—
Financials	833,736	—	—
Health care	49,851	—	—
Utilities and power	1,168,941	—	—
Total common stocks	20,642,748	1,398,718	88
Convertible bonds and notes		$12,886,289	$—
Convertible preferred stocks	1,433,664	12,632,844	—
Corporate bonds and notes	—	1,276,518,777	—
Preferred stocks	—	8,826,957	—
Senior loans	—	91,127,066	—
Warrants	499,926	10,920	385,849
Short-term investments	82,038,742	841,248	—

Totals by level	$104,615,080	$1,404,242,819	$385,937

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$—	$(72,965)	$—

Totals by level	$—	$(72,965)	$—

At the start and close of the reporting period, Level 3 investments in securities were not considered a significant portion of the fund's portfolio.
Market Values of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Market value	Market value
Foreign exchange contracts	$—	$72,965
Equity contracts	896,695	—

Total	$896,695	$72,965

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam High Yield Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: January 28, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: January 28, 2013

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: January 28, 2013